LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$7,993	$8,095	$7,773
Finance lease cost
Amortization of right-of-use assets	101	110	110
Interest on lease liabilities	52	58	62
Variable lease cost	3,119	3,109	3,107
Total operating lease cost	$11,265	$11,372	$11,052

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2025 are as follows:

(Dollars in thousands)	Operating leases	Finance leases
2026	$9,103	$152
2027	8,643	154
2028	8,347	159
2029	7,776	160
2030	7,421	111
Thereafter	30,219	697
Total lease payments	71,509	1,433
Less: imputed interest	(13,397)	(284)
Total	$58,112	$1,149

Schedule of supplemental balance sheet information related to leases. [Table Text Block]
The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Operating leases
Operating lease right-of-use assets	$48,647	$49,895	$54,233
Operating lease liabilities	58,112	59,801	64,484

Finance leases
Premises and equipment	910	1,284	1,394
Long-term debt	1,149	1,520	1,611

Weighted-average remaining lease term
Operating leases	10.7 years	11.5 years	12.3 years
Finance leases	10.2 years	11.8 years	12.8 years

Weighted-average discount rate
Operating leases	3.53%	3.48%	3.43%
Finance leases	4.42%	3.85%	3.84%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,520	$8,441	$7,819
Operating cash flows from finance leases	52	58	62
Financing cash flows from finance leases	99	91	87
ROU assets obtained in exchange for lease obligations
Operating leases	4,749	1,552	6,585
Finance leases	(272)	0	0